Prepayments (Tables)	12 Months Ended
Dec. 31, 2023
Prepayments [Abstract]
Schedule of prepayments
	2023	2022
Software license	2,750	3,912
Insurance	2,998	4,061
Other	932	603
Total	6,680	8,576

Current	5,571	6,369
Non-current	1,109	2,207